Cover	12 Months Ended
May 30, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MillerKnoll, Inc.
Entity Central Index Key	0000066382